<SUBMISSION-INFORMATION-FILE>

TYPE                      13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Jennifer Gwisc </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   jgwisc@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  12-31-2004     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2004

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   FRED J. FRANKLIN
Title:  CHIEF LEGAL COUNSEL
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

  /s/ Fred Franklin     Providence, Rhode Island  February 9, 2005
----------------------- ------------------------- -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11 DATA RECORDS

Form 13F Information Table Value Total:    $152,964

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE.


Name of Issuer	  Title of  CUSIP     Value    Shares or            Invest Other      Voting
		    Class   Number    x($100)  Principal  SH/  PUT/ Discr  Mngrs     Authority
					      Amt	 PRN  CALL	         Sole    Shared None
Blackrock Municipal Common  09247M105  11,985  1,142,608  SH 	    SOLE	1,142,608
 Target Term Trust
iShares MSCI Emerg  Common  464287234     304      1,510  SH        SOLE            1,510
 Mkts Index
iShares TR MSCI     Common  464287465     626      3,910  SH 	    SOLE	    3,910
 EAFE Index Fd
iShares FTSE/       Common  464287184     736     13,270  SH 	    SOLE	   13,270
 Xinhua China 25 I
iShares Tr Cohen    Common  464287564  13,282     97,446  SH 	    SOLE	   97,446
 & Steers Rlty
iShares TR S&P      Common  464287879   7,728     63,453  SH 	    SOLE	   63,453
 Smallcap 600/Ba
iShares TR S&P 	    Common  464287408  43,792    696,440  SH 	    SOLE	  696,440
 500/Barra Value
Nuveen Quality 	    Common  67072C105   1,415     98,295  SH 	    SOLE	   98,295
 Preferred Income
iShares Tr Goldman  Common  464287242   8,484     76,070  SH 	    SOLE	   76,070
 Sachs Corp,
iShares Tr 1 3 Yr   Common  464287457  26,950    330,978  SH 	    SOLE	  330,978
 Treas Index
S & P 500 	    Common  78462F103  24,705    204,394  SH 	    SOLE	  204,394
 Depository Receipt
Sector Spdr TR SHS  Common  81369Y886  12,950    465,025  SH 	    SOLE	  465,025
 Ben Int Uti